REAL ESTATE AND REAL ESTATE PARTNERSHIPS	6 Months Ended
Jun. 30, 2023
Real Estate [Abstract]
REAL ESTATE AND REAL ESTATE PARTNERSHIPS	REAL ESTATE AND REAL ESTATE PARTNERSHIPS
The carrying amount of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS AT US$ MILLIONS, EXCEPT FOR PERCENTAGES	June 30, 2023		December 31, 2022
	Amount	Percentage	Amount	Percentage
Hotel	$85	4%	$77	7%
Industrial	161	7%	168	16%
Land	48	2%	48	5%
Office	1,296	58%	243	23%
Retail	211	9%	212	20%
Apartments	420	19%	254	25%
Other	3	1%	34	4%
Total	$2,224	100%	$1,036	100%
The Company regularly invests in real estate partnerships and frequently participates in the design with the sponsor, but in most cases, its involvement is limited to financing. Some of these partnerships have been determined to be variable interest entities (“VIEs”). In certain instances, in addition to an economic interest in the entity, the Company holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary. The assets of the consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of the Company, as the Company’s obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to the VIEs in the form of liquidity arrangements, guarantees, or other commitments to third-parties that may affect the fair value or risk of its variable interest in the VIEs as at June 30, 2023 or December 31, 2022.